                       SUPPLEMENT DATED OCTOBER 26, 2001

                                      TO


                    PROSPECTUSES DATED MAY 1, 2001 OR LATER

                          __________________________

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2001 or later for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge", or "Medallion Executive Variable Life III". We refer to these prospectuses as the "Product Prospectuses."

                      AMENDMENTS TO PRODUCT PROSPECTUSES
                      ----------------------------------

1. The table on the cover page of each Product Prospectus is amended to include the following additional variable investment option:

--------------------------------------------------------------------------------
     VARIABLE INVESTMENT OPTION        MANAGED BY:
     --------------------------        ----------

     Ayco Growth.....................  The Ayco Company, L.P.
--------------------------------------------------------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

       "When you select the Ayco Growth variable investment option, we invest your money in the Ayco Growth Fund (formerly the Ayco Large Cap Growth Fund I) of the Ayco Series Trust. In this prospectus, the term 'Series Fund' includes the Ayco Series Trust, and the term 'funds' includes the Ayco Growth Fund."

3. The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Series Funds deduct from my investment in the policy?" is amended to include the following at the end thereof:

                                                                                       -------------
                                                                                        Total Fund       Total Fund
                                        Investment  Distribution and  Other Operating    Operating        Operating
                                        Management       Service       Expenses With   Expenses With   Expenses Absent
Fund Name                                   Fee       (12b-1) Fees     Reimbursement   Reimbursement    Reimbursement
---------                               ----------  ----------------  ---------------  -------------   ---------------
AYCO SERIES TRUST (NOTE 6):
Ayco Growth Fund* . . . . . . . . . .     0.80%           N/A              0.20%           1.00%             3.90%
                                                                                       -------------

(6) The fund did not commence operations until December 1, 2000. Percentages shown reflect the investment management fees currently payable and other fund expenses allocated in the 9 month period ended September 30, 2001. The Ayco Company, L.P. has agreed to waive or limit its fees or assume other fund expenses so that total fund operating expenses will not exceed 1.00% of the fund's average daily net assets. This agreement will continue from year to year subject to annual approval by the Trustees of the Ayco Series Trust.
* Ayco Growth Fund was formerly "Ayco Large Cap Growth Fund I."

                          __________________________

     THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2001 FOR THE AYCO LARGE CAP GROWTH FUND I (SINCE RENAMED THE "AYCO GROWTH FUND"), THAT CONTAINS DETAILED INFORMATION ABOUT THE FUND. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THIS VARIABLE INVESTMENT OPTION.

                       SUPPLEMENT DATED OCTOBER 26, 2001

                                      TO

                    PROSPECTUSES DATED MAY 1, 2001 OR LATER

                         ____________________________



  This Supplement is intended to be distributed with a Supplements dated October 15, 2001 and October 26, 2001 (the "Ayco Supplements") that add the Ayco Growth variable investment option to certain variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The Ayco Supplements are intended to be distributed with prospectuses dated May 1, 2001 or later for variable life insurance policies bearing the title "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge", or "Medallion Executive Variable Life III".



  Owing to certain systems constraints, OWNERS OF ANY OF THE AFORESAID VARIABLE LIFE INSURANCE POLICIES CANNOT CURRENTLY INVEST IN THE AYCO GROWTH VARIABLE INVESTMENT OPTION. THERE IS NO GUARANTEE AS TO WHEN THE AYCO GROWTH VARIABLE INVESTMENT OPTION WILL BE MADE AVAILABLE FOR INVESTMENT, BUT WE CURRENTLY EXPECT IT TO BE MADE AVAILABLE SOMETIME PRIOR TO JANUARY 1, 2002.